Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 533,762	$ 466,827
Gross Unrealized Gains	0	80
Gross Unrealized Losses	22,797	1,354
Fair Value	510,965	465,553
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	266,362	209,026
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	266,362	209,026
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	183,266	191,445
Gross Unrealized Gains	0	76
Gross Unrealized Losses	14,958	1,084
Fair Value	168,308	190,437
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44,658	54,987
Gross Unrealized Gains	0	4
Gross Unrealized Losses	4,429	239
Fair Value	40,229	54,752
Municipal Bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17,759
Gross Unrealized Losses	1,634
Fair Value	16,125
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,882	7,479
Gross Unrealized Losses	1,288	26
Fair Value	10,594	7,453
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,835	3,890
Gross Unrealized Losses	488	5
Fair Value	$ 9,347	$ 3,885